Label	Element	Value
American Century ETF Trust | Avantis U.S. Large Cap Value Fund
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American Century ETF Trust Summary Prospectus, Prospectus and Statement of Additional Information (SAI) Supplement Avantis® U.S. Large Cap Value Fund
Supplement dated November 7, 2022 ■ Summary Prospectus, Prospectus and SAI dated June 21, 2022
Avantis U.S. Large Cap Value Fund changed its Institutional Class ticker to AVLVX
American Century ETF Trust | Avantis U.S. Large Cap Value Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVLVX
American Century ETF Trust | Avantis U.S. Large Cap Value Fund | G Class
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Trading Symbol	dei_TradingSymbol	ALCEX
American Century ETF Trust | Avantis Core Fixed Income Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVIGX
American Century ETF Trust | Avantis Core Fixed Income Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVBNX
American Century ETF Trust | Avantis Core Municipal Fixed Income Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVMUX
American Century ETF Trust | Avantis Core Municipal Fixed Income Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVFNX
American Century ETF Trust | Avantis Emerging Markets Equity Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVEEX
American Century ETF Trust | Avantis Emerging Markets Equity Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVENX
American Century ETF Trust | Avantis International Equity Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVDEX
American Century ETF Trust | Avantis International Equity Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVDNX
American Century ETF Trust | Avantis International Small Cap Value Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVDVX
American Century ETF Trust | Avantis International Small Cap Value Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVANX
American Century ETF Trust | Avantis Short-Term Fixed Income Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVSFX
American Century ETF Trust | Avantis Short-Term Fixed Income Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVGNX
American Century ETF Trust | Avantis U.S. Equity Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVUSX
American Century ETF Trust | Avantis U.S. Equity Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVUNX
American Century ETF Trust | Avantis U.S. Small Cap Value Fund | Institutional Class
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Trading Symbol	dei_TradingSymbol	AVUVX
American Century ETF Trust | Avantis U.S. Small Cap Value Fund | G Class
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Trading Symbol	dei_TradingSymbol	AVCNX